Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 250,104	$ 100,565
Cost of sales	111,163	54,136
Product margin	138,941	46,429
Operating expenses:
Sales and marketing	2,410,935	921,630
Research and development	2,625,072	563,572
General and administrative	1,590,490	4,192,785
Total operating expenses	6,626,497	5,677,987
Loss from operations	(6,487,556)	(5,631,558)
Other income (expense)
Other income	63,825	101,335
Other expense	(137,185)	(133,513)
Total other expense	(73,360)	(32,178)
Loss before income tax	(6,560,916)	(5,663,736)
Income taxes provision
Net loss	(6,560,916)	(5,663,736)
Foreign currency translation gain (loss)	(60,572)	36,439
Comprehensive loss	$ (6,621,488)	$ (5,627,297)
Basic and dilutive loss per ordinary share (in Dollars per share)	$ (0.45)	$ (0.42)
Weighted average number of ordinary shares outstanding (in Shares)	14,688,361	13,348,349